real estate joint ventures and investment in associate (Tables)	6 Months Ended
Jun. 30, 2021
real estate joint ventures and investment in associate
Schedule of real estate joint ventures financial information

	June 30,	December 31,
As at (millions)	2021	2020
ASSETS
Current assets
Cash and temporary investments, net	$9	$11
Other	25	18
	34	29
Non-current assets
Investment property	335	332
Other	10	13
	345	345
	$379	$374
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$12	$21
Construction credit facilities	342	342
	354	363
Owners’ equity
TELUS [1]	9	5
Other partners	16	6
	25	11
	$379	$374

1	The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

	Three months		Six months
Periods ended June 30 (millions)	2021	2020	2021	2020
Revenue	$3	$—	$5	$—
Depreciation and amortization	$3	$—	$4	$—
Interest expense [1]	$1	$—	$1	$—
Net income (loss) and comprehensive income (loss) [2]	$(3)	$(31)	$(10)	$(33)

1	During the three-month and six-month periods ended June 30, 2020, the real estate joint venture capitalized $1 and $4, respectively, of financing costs.
2	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Schedule of joint ventures investment activity

	2021			2020
	Loans and			Loans and
Three-month periods ended June 30 (millions)	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income attributable to us [3]	$—	$(1)	$(1)	$—	$(10)	$(10)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us and other (Note 7)	1	—	1	1	—	1
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	—	—	—	3	—	3
Financing costs paid to us	(1)	—	(1)	(1)	—	(1)
Funds we advanced or contributed, excluding construction credit facilities	—	2	2	—	5	5
Net increase (decrease)	—	1	1	3	(5)	(2)
Real estate joint ventures carrying amounts
Balance, beginning of period	114	(7)	107	111	(10)	101
Valuation provision	—	(1)	(1)	—	6	6
Balance, end of period	$114	$(7)	$107	$114	$(9)	$105

	2021			2020
	Loans and			Loans and
Six-month periods ended June 30 (millions)	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	$—	$(2)	$(2)	$—	$(11)	$(11)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	2	—	2	2	—	2
Cash flows in the current reporting period
Construction credit facilities
Amounts advanced	—	—	—	10	—	10
Financing costs paid to us	(2)	—	(2)	(2)	—	(2)
Funds we advanced or contributed, excluding construction credit facilities	—	8	8	—	5	5
Funds repaid to us and earnings distributed	—	—	—	—	(1)	(1)
Net increase (decrease)	—	6	6	10	(7)	3
Real estate joint ventures carrying amounts
Balance, beginning of period	114	(11)	103	104	(2)	102
Valuation provision	—	(2)	(2)	—	—	—
Balance, end of period	$114	$(7)	$107	$114	$(9)	$105

1	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
2	We account for our interests in the real estate joint ventures using the equity method of accounting. As at June 30, 2021, and December 31, 2020, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in long-term liabilities (Note 27).
3	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.